Additional Information Required by the Argentine Central Bank	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Additional Information Required by the Argentine Central Bank

NOTE 52. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK
52.1.    CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Law No. 24485 and Decree No. 540/95 established the creation of the Deposit Insurance System to cover the risk attached to bank deposits, in addition to the system of privileges and safeguards envisaged in the Financial Institutions Law.
The National Executive Branch through Decree No. 1127/98 established the maximum amount for this insurance system to demand deposits and time deposits denominated either in Pesos and/or in foreign currency. Such limit was set as from January 1, 2023 at Ps.6,000. This amount was increased to Ps.25,000 as from April 1, 2024.
This system does not cover deposits made by other financial institutions, deposits made by parties related to the Bank, either directly or indirectly, deposits of securities, acceptances or guarantees and those deposits set up at an interest rate exceeding the one established regularly by the Argentine Central Bank.
Deposits acquired through endorsement, placements made as a result of incentives other than interest rates and locked-up balances from deposits and other excluded transactions are also excluded. This system has been implemented through the creation of the Deposit Insurance Fund (“FGD”), which is managed by a company called Seguros de Depósitos S.A. (“SEDESA”). SEDESA’s shareholders are the Argentine Central Bank and the financial institutions in the proportion determined for each one by the Argentine Central Bank based on the contributions made to the fund.
The monthly contribution institutions should make to the FGD is 0.015% on the monthly average of total deposits.
52.2.    RESTRICTED ASSETS
As of December 31, 2024, and 2023, the ability to freely dispose of the following assets is restricted, as follows:
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash and Government Securities

	12.31.24	12.31.23
For transactions in ROFEX, MAE and BYMA	95,105,445	170,713,020
For appraisals from repo transactions	23,550,239	6,190,875
For debit / credit cards transactions	118,725,137	51,709,650
For attachments	14,177	24,482
Liquid offsetting entry required to operate as CNV agent	2,271,049	1,788,075
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	—	—
Guarantees for the Regional Economies Competitiveness Program	8,516	320,749
For other transactions (includes guarantees linked to rental contracts)	256,249	437,708
For forward purchases of repurchase transactions	211,952,156	55,717,872
For surety guarantees	47,128,591	401,583,638
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.24	12.31.23
Escrow Accounts	289,395,552	224,815,914
c)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
d)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.24	12.31.23
Fondo de Riesgo Garantizar SGR	22,746,344	7,761,865
Don Mario SGR	2,388,521	1,891,392
Movil SGR	2,749,730	2,600,664
Potenciar S.G.R.	5,448,381	2,833,195
Bind Garantías S.G.R.	597,130	118,212
Aval Ganadero S.G.R.	521,132	—
Riesgo de Campo Aval S.G.R.	108,569	—
BANCO GGAL S.A.
a)    Cash and Government Securities

	12.31.24	12.31.23
For transactions in ROFEX, MAE and BYMA	154,329,554	—
For appraisals from repo transactions	24,420,751	—
For credit cards transactions	36,975,390	—
For attachments	709,127	—
Liquid offsetting entry required to operate as CNV agent	332,142	—
For other transactions (includes guarantees linked to rental contracts)	153,296	—
For surety guarantees	124,011,157	—
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.24	12.31.23
Escrow Accounts	119,865,239	—
INVIU S.A.U.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as CNV agents	449,105	723,625
Guarantees linked to surety bonds	1,462,639	1,641,840
Surety	—	16,074
Tarjeta Naranja S.A.U.

	12.31.24	12.31.23
Attachments arising from judicial cases	—	1,461
Guarantees linked to rental contracts	25,665	18,772
Galicia Asset Management S.A.U.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	817,950	619,008

(*)	As of December 31, 2024, it corresponds to 16,000,000 shares of Fima Mix I Mutual Fund.
GGAL Asset Management S.A.S.G.F.C.I.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	9,345,622	—

(*)	As of December 31, 2024, it corresponds to 36,789,288,310 shares of HF Pesos Plus Class I Mutual Fund and 8,203,562,470 shares of HS Pesos Class I Mutual Fund.
Galicia Securities S.A.U.

	12.31.24	12.31.23
For transactions in the market	1,466,656	27,401,526
Liquid offsetting entry required to operate as CNV agents	516,789	468,772
Guarantees linked to surety bonds	311,146	536,650
Naranja Digital Compañía Financiera S.A.U.

	12.31.24	12.31.23
Escrow Accounts	101,338,483	11,518,882
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.24	12.31.23
Total Restricted Assets	1,399,497,629	971,453,921
52.3.    TRUST ACTIVITIES
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	308,217	04.19.25
09.12.14	Coop. de Trab. Portuarios	8,025	09.12.26
03.08.23	Fondo Anticiclico Agroalim	907	06.30.25
12.12.23	Fondo Fiduciario Aceitero	925	06.30.25
Total		318,074
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,133,742	12.31.25
05.14.09	GAS II	23,161,721	12.31.25
06.08.11	MILA III	146,733	12.31.25
09.01.11	MILA IV	32,763	12.31.25
Total		24,474,959

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
52.4.    COMPLIANCE WITH THE REGULATIONS
52.4.1.    Agents – Minimum Liquidity requirement
Banco de Galicia y Buenos Aires S.A.U.
Within the framework of CNV Resolution No. 622/13, Banco de Galicia y Buenos Aires S.A.U. has been duly registered with such agency in the following categories: Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry No. 54, and Settlement and Integral Compensation Agent No. 22 (AlyC and AN—INTEGRAL).
As of December 31, 2024, for the Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry, the required Shareholders’ Equity amounts to Ps.1,341,706, and the minimum required offsetting entry is Ps.670,853.
For AlyC and AN—INTEGRAL, said requirement amounts to Ps.664,286, with the minimum offsetting entry required of Ps.332,142.
The Entity integrated these requirements with the Bono República Argentina in Pesos with Adjustment for CER, maturing on June 30, 2026, valued at amortized cost for the sum of Ps.2,271,049 whose fair value amounts to the sum of Ps.1,939,479, which are held in escrow in Caja de Valores (Principal 100100).
Banco GGAL S.A.
Considering the operations currently carried out by the Entity, and in accordance with the different categories of agents established by Resolution No. 622/13 of the CNV, the Entity registered with such Agency for the following categories of agents: “Custody Agent of Collective Investment Products of Collective Investment Mutual Funds FCI No. 2” and “Settlement and Clearing Agent - own No. 167”.
Pursuant to such Resolution, the Minimum Net Equity to operate in the above mentioned categories amounts to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA) equivalent to Ps.664,286.
As of December 31, 2024, the net worth of the Bank amounts to Ps.1,572,204,867, complying with the minimum requirement set forth by the CNV. Additionally, it complies with the liquid counterparty requirement, corresponding to 50% of the amount of the minimum net worth of each of the agent categories.
The entity integrated such requirements with available assets in pesos and other currencies amounting to Ps.134,275 and assets in local instruments amounting to Ps.197,867.
Galicia Asset Management S.A.U.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders’ Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds amounts to Ps.1,567,677 and the minimum offsetting entry amounts to Ps.783,839.
The Company’s Shareholders’ Equity as of December 31, 2024, exceeds the minimum required by the aforementioned Resolution.
Galicia Asset Management S.A.U. integrated said requirement with 16,000,000 shares of Fondo Fima Mix I C, equivalent to Ps.817,950.
GGAL Asset Management S.A.S.G.F.C.I.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders’ Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds amounts to Ps.692,038 and the minimum offsetting entry amounts to Ps.346,018.
The Company’s Shareholders’ Equity as of December 31, 2024, exceeds the minimum required by the aforementioned Resolution.
GGAL Asset Management S.A.S.G.F.C.I. integrated said requirement with 36,789,288,310 shares of HF Pesos Plus Class I , equivalent to Ps. 8,675,491 and 8,203,562,470 HF Pesos Class I, equivalent to Ps. 670,131, amounting to 9,345,622.
Galicia Securities S.A.U.
Within the framework of CNV General Resolution No. 622/13, the Company has been duly registered with said agency in the following categories: “Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Comprehensive Mutual Funds Placement and Distribution Agent.”
In accordance with the requirements set forth, for an ALyC and AN Own Portfolio the Shareholders’ Equity must be equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA). As of December 31, 2024, said requirement amounted to Ps.664,286, and the minimum offsetting entry required was Ps.332,143. For Comprehensive Mutual Funds Placement and Distribution Agent, said requirement amounts to Ps.230,915, and the minimum offsetting entry required is Ps.115,458.
As of December 31, 2024, the Company’s Shareholders’ Equity amounted to Ps.40,672,994 and the offsetting entry would be comprised of government securities amounting to Ps.516,789.
INVIU S.A.U.
In accordance with the requirements set forth in General Resolution No. 622/13, for an ALyC and AN Integral the Shareholders’ Equity must be equivalent to 470,350 Units of Purchasing Value (UVA), with said requirement amounting to Ps.664,286 as of December 31, 2024, and a minimum offsetting entry required of Ps.332,143. For Comprehensive Mutual Funds Placement and Distribution Agents, said requirement amounts to Ps.230,915, and the minimum offsetting entry required is Ps.115,458.
As of December 31, 2024, the Company’s Shareholders’ Equity amounted to Ps.10,025,529 and the offsetting entry would be integrated with a demand account with an amount of Ps.1,019,748.
52.4.2.    Custodial Agent of Collective Investment Products Corresponding to Mutual Funds
Banco de Galicia y Buenos Aires S.A.U.
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Banco Galicia in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “Fima Acciones”, “Fima P.B. Acciones”, “Fima Renta en Pesos”, “Fima Ahorro Pesos”, “Fima Renta Plus”, “Fima Premium”, “Fima Ahorro Plus”, “Fima Capital Plus”, “Fima Abierto Pymes”, “Fima Mix I”, "Fima Mix II", “Fima Renta Fija Internacional”, “Fima Sustentable ASG”, “Fima Acciones Latinoamericanas US$”, “Fima Renta Fija Dólares” and “Fima Mix Dólares”, it is hereby stated that the total quantity held in escrow as of December 31, 2024 is 104,969,157,902 shares, their cash value being Ps.7,759,995,874, which is reflected in the account “Depositors of Securities Held in Escrow.”
As of December 31, 2023, securities held in escrow amounted to the quantity of 83,582,052,338 shares and their cash value was Ps.8,236,870,699.
Banco GGAL S.A.
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Banco GGAL S.A: in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “HF Pesos”, “HF Pesos Plus”, “HF Infraestructura PPEReI”, “HF Renta Fija Argentina”, “HF Acciones Líderes”, “HF Retorno Total”, “HF Renta Fija Estratégica”, “HF Desarrollo Abierto Pymes”, “HF Pesos Renta Fija”, “HF Acciones Argentinas”, “HF Balanceado”, “HF Renta Dólares”, “HF Infraestructura II”, “Roble Ahorro en Dólares” y “HF Multimercado”, it is hereby stated that the total quantity held in escrow as of December 31, 2024 is 72,706,042,952 shares, their cash value being Ps.1,721,273,435, which is reflected in the account “Depositors of Securities Held in Escrow.”
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.24	12.31.23
FIMA Acciones	127,974,646	67,083,616
FIMA P.B. Acciones	71,883,330	38,555,051
FIMA Renta en pesos	129,999,535	191,809,827
FIMA Ahorro pesos	450,833,595	140,692,977
FIMA Renta Plus	97,794,168	130,781,440
FIMA Premium	6,241,955,502	6,810,113,754
FIMA Ahorro Plus	421,021,790	236,266,112
FIMA Capital Plus	155,560,676	530,379,302
FIMA Abierto PyMES	13,973,412	16,071,966
FIMA Mix I	30,885,545	44,003,561
FIMA Mix II	9,706,919	9,958,929
FIMA Renta Fija Internacional	4,390,512	11,246,361
FIMA Sustentable ASG	3,587,673	8,653,730
FIMA Acciones Latinoamericanas Dólares	428,571	1,254,073
Fima Renta Fija Dólares	70,449,895	—
Fima Mix Dólares	150,650,462	—
HF Pesos	944,228,648	—
HF Pesos Plus	203,850,870	—
HF Infraestructura PPEReI	76,523,171	—
HF Renta Fija Argentina	40,633,323	—
HF Acciones Líderes	37,690,195	—
HF Retorno Total	35,283,384	—
HF Renta Fija Estratégica	33,899,689	—
HF Desarrollo Abierto Pymes	30,207,152	—
HF Pesos Renta Fija	29,958,365	—
HF Acciones Argentinas	25,171,319	—
HF Balanceado	24,838,376	—
HF Renta Dólares	9,111,408	—
HF Infraestructura II	8,314,899	—
Roble Ahorro en Dólares	461,159	—
HF Multimercado	1,120	—
Total	9,481,269,309	8,236,870,699

All the transactions detailed above are recorded in off-balance sheet items—securities held in custody.
The mutual funds detailed above have not been consolidated as the Group is not a controlling company thereof, since the depository role does not imply in this case:
•power over the trust to run material activities;
•exposure or right to variable returns;
•capacity to have influence on the amount of returns to be received for the involvement.
52.4.3.    Storage of Documents
Pursuant to General Resolution No. 629 of the CNV, Banco de Galicia y Buenos Aires S.A.U. notes that it has supporting documents regarding accounting and management transactions, which are stored at AdeA (C.U.I.T. No. 30-68233570-6), Plant III located at Ruta Provincial 36 km 31.5 No. 6471 (CP 1888) Bosques, Province of Buenos Aires, with legal domicile at Av. Juramento 1775, 4th. floor, (CP 1428), Autonomous City of Buenos Aires.
Banco GGAL S.A. notes that it has supporting documents regarding accounting operations and management transactions which are in the custody of Iron Mountain Argentina S.A. (CUIT No. 30-68250405-2), located at different addresses: Amancio Alcorta 2482 - Autonomous City of Buenos Aires, Av. Pedro de Mendoza 2147 - Autonomous City of Buenos Aires, Azara 1245 - Autonomous City of Buenos Aires and San Miguel de Tucumán 601 Spegazzini - Province of Buenos Aires.
52.5.    COMPLIANCE WITH MINIMUM CASH REQUIREMENTS:
The minimum cash regulation establishes the minimum amount of cash that financial entities must maintain, in accordance with the rules established by Argentine Central Bank, in order to ensure the liquidity of the financial system. The following are the concepts considered by the Group for the integration of the minimum cash, according to the existing regulations.
As of December 31, 2024, the balances recorded as computable items are as follows:
For Banco de Galicia y Buenos Aires S.A.U.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	435,677,349	2,730,469	28
Escrow Accounts held in Argentine Central Bank	257,278,973	10,303	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	258,176,499	—	—
Government Securities	692,195,113	—	—
Total for integration Minimum Cash	1,643,327,934	2,740,772	28
(*) Stated in thousands of US$.
For Banco GGAL S.A.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	50,867,301	449,420	—
Special Guarantee Accounts benefiting electronic clearinghouses	107,304,953	12,165	—
Total for integration Minimum Cash	158,172,254	461,585	—
(*) Stated in thousands of US$.
52.6.    PENALTIES IMPOSED ON BANCO DE GALICIA Y BUENOS AIRES S.A.U. AND BANCO GGAL S.A. AND SUMMARY PROCEEDINGS COMMENCED BY THE ARGENTINE CENTRAL BANK, THE FINANCIAL INFORMATION UNIT (UIF, SPANISH ACRONYM) AND THE NATIONAL SECURITIES COMMISSION (CNV, SPANISH ACRONYM).
Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. existing as of December 31, 2024:
UIF Proceedings -Docket 867/13.
▪Penalty Notification date: June 19, 2020.
▪Reason of the Penalty: Reason of the Penalty: alleged non-compliance with the provisions of Article 21 of the Anti-Money Laundering Law and alleged non-compliance with the provisions of UIF Resolution No. 121/11, especially with the provisions of Article 13 (paragraph j), Article 14 (paragraph h); Article 21 (paragraph a); Article 23, and Article 24 (paragraphs d and e). These objections are related to the risk matrix and the transactions monitoring system regarding prevention of money laundering and terrorist financing and required information allegedly missing.
▪Amount applied and responsible persons receiving penalties: penalties for global amounts of Ps.440 applied to the Bank and eight Directors.
▪Status of the Case: On September 14, 2020, the direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 25 of Law No. 25,246, amended by Law No. 24,144; Room III, where the proceeding is pending, was designated to issue judgment. On November 30, 2023, Room III of the National Court of Appeals for Federal Administrative Matters decided to reject the direct appeal filed, with costs awarded. Against this last decision, on December 15, 2023, a Federal Extraordinary Appeal was filed, which was declared inadmissible by the Court on February 22, 2024. On February 29, 2024, an appeal was filed against that decision before the Supreme Court of Justice of the Nation, but no decision has been rendered so far.
UIF Summary Proceeding - Docket No. 127/18.
▪Penalty Notification date: April 18, 2022.
▪Imputation of Charges: alleged breaches in the determination of customer profile, deficiencies in the implementation of technological tools and monitoring and in the parameterization of alerts, as well as the alleged untimeliness of an STR filed and failure to file an STR of a customer; this in alleged violation of Articles 20 bis, 21 Paragraphs a) and b), and 21 bis of Law No. 25,246; and Articles 3 (Paragraph g); 21 (Paragraphs g and j); 22 (Paragraph a-); 23; 24 (Paragraphs d-, e- and f-); and 34 of UIF Resolution No. 121/2011, as amended.
▪Defendants: the Bank and seven Directors.
▪Status of the case: on July 1, 2022, the defense and presentation of evidence was filed together with several motions. On February 17, 2023, it was decided to proceed to the admittance of evidence, which was subsequently produced. On April 14, 2023, notice was served to present the argument on the merits of the evidence, which was presented on April 28, 2023. On December 26, 2024, due to the issuance of Resolution UIF No. 90/2024, a request was made for the defendants to be admitted to the “abbreviated procedure”, requesting the UIF to settle the charges filed. Thus, on February 3, 2025, the UIF made the settlement for the four charges involved, estimating them in the amount of Ps.9,135 for the bank and the same amount for the members of the administrative body, resulting in a total amount to be paid of Ps.18,269.
Summary Proceeding No. 1613.
▪Date of notification of the opening of the summary proceeding: August 24, 2023.
▪Imputation of Charges: alleged violation of the provisions of the Ordered Text of the rules on the “Regulation of the bank checking account”, according to Communication “A” 4971. OPASI Circular 2 - 402. Schedule. Section 7, Paragraph 7.3, Points 7.3.1.5 -in accordance with the provisions of Section 8, Points 8.2.3-, 7.3.3.2 i) and 7.3.3.2 iii) (as supplemented and amended) due to an alleged failure to ratify in court the report of loss and an inadequate report of the checks in the Information Regimes regarding two checks corresponding to a customer which were rejected due to an “Order not to pay - With funds”.
▪Defendants: the Bank, three Managers and a Check Processing Leader.
▪Status of the Case: On September 12, 2023, a general reply was filed by all the defendants, and on September 25, 2023, additional personal replies were filed. On February 29, 2024, it was resolved to open the summary to evidence, rejecting part of it -with respect to which a reservation was formulated- and admitting the rest. After the evidence was favorably provided, on April 12, 2024, it was resolved to close the proof period, and a ten-day transfer was granted in order to argue on the merits of the evidence, and the argument was filed on April 26, 2024.
On December 10, 2024 the BCRA issued the final resolution rejecting the evidence offered and imposing a warning to the defendants. There is currently a term to appeal this decision before the presidency of the agency.
Summary Proceeding No. 1620.
▪Date of notification of the opening of the summary proceeding: December 18, 2023.
▪Imputation of Charges: alleged violation of the provisions of the Ordered Text of the “Minimum Standards on Internal Controls for Financial Institutions”, according to Communication “A” 6552, Circular CONAU 1 - 1289, Schedule I, Section I - Basic Concepts-, Point 1 - Internal Control, and Section IV - Design and Documentation of Controls-, Point 1 - Responsibilities in the Design and Implementation of Controls-, as supplemented and amended; and the Ordered Text of the rules on “Guidelines for Risk Management in Financial Institutions”, according to Communication “A” 5398, Circular RUNOR 1 - 1013, Schedule, Section 1 - Risk Management Processes-, Point 1.1. -Scope of the Guidelines-, Point 1.4. -General Principles-, Sub-point 1.4.3, and Section 6 -Operational Risk Management-, Point 6.1.2., as supplemented and amended, due to alleged failures in internal controls and deficiencies in the management of the financial entity between 09.02.19 and 08.05.22 .
▪Defendants: the Bank, and nineteen officers (Directors, Syndics, Managers and Tribe Leaders).
▪Status of the Case: on February 2, 2024, a general defense was filed by all the defendants and on March 7, 8 and 20, additional personal defenses were filed. On April 24, 2024, it was resolved to open the summary to evidence, rejecting part of it -with respect to which a reservation and a request for reconsideration was filed- and admitting the rest. On May 30, 2024 it was resolved to close the proof period, and a ten-day transfer was granted in order to file an argument on the merits of the evidence, and the argument was filed on June 13, 2024, with no further developments.
Summary Proceeding No. 7732.
▪Date of notification of the opening of the summary proceeding: August 8, 2022.
▪Imputation of Charges: Having carried out exchange operations carried out by customers without the prior approval of the Argentine Central Bank in alleged violation of art. 1, sections e) and f) of the Criminal Exchange Law (O.T. by Executive Order No. 480/95), integrated with the regulations of points 5, 6, 9, 10, 15 and 18 of Communication “A” 6770, Communication “A” 6815, Communications “C” 43716, 49077, 50737, 52384, 52388, 57618, 62862, 66581, 66582, 67343, 70322, 81561, 82665 and 84797, amending and supplementary.
▪Defendants: the Bank, General manager, Area managers and other officials.
▪Status of the case: On February 28, 2023, the global reply of all the defendants was filed. The statute of limitations of the action was raised. On June 15 and 26, 2023, the defendants' individual pleadings were filed. On August 14, 2023, the defense of lack of action filed with respect to two of the defendants was rejected, and on August 17, 2023, we filed a reservation with respect to this resolution. On January 25, 2024 the BCRA rejected the plea of lack of action filed with respect to another of the individuals charged, a resolution with respect to which we filed a reservation on February 5, 2024, which was filed on April 3 of the same year. On May 29, 2024, the opening of the evidence period was ordered and the proposed measures (testimonial, informative and expert) were produced. On December 23, 2024, the proof period was ordered to close and on February 3, 2025, the pleading was presented with the merits of the evidence, without any further developments.
Summary CNV No. 87/2024.
▪Date of notification of the opening of the summary proceeding: April 30, 2024.
▪Imputation of Charges: Alleged violation of Article 117, Paragraph “b”, of Law No. 26,831, as amended, Article 2°, Paragraphs “a”, “b” and “c”, Section II, Chapter III, Title XII, of the CNV Regulations (consolidated text of 2013 and amendments), and Article 59 of Law No. 19,550, based on a report prepared by the Argentine Central Bank and sent to the CNV, which indicates that it has detected a series of transactions that, affecting the volumes and prices considered, could have induced a distorted application of Communication “A” 7546 and complementary notes in the execution of put options that have the Argentine Central Bank as the acquiring party. In their report, they state that in spite of the difficulties to accurately establish the valuations of bonds with hybrid characteristics, such as dual bonds, accentuated by the low liquidity and a discontinuous distribution of the curve, the put options executed could not have been exercised at the resulting levels if there had not been transactions carried out on February 19 and 20, 2024 by the Bank and its related companies Galicia Securities S.A.U. and Inviu S.A.U. The transactions between the aforementioned companies allegedly allowed the exercise of the liquidity option (PUT) of the Dual Bond (TDE25) for NV Ps. 113 million according to Communication “A” 7546 and complementary notes, in apparent excess for an amount of Ps. 23,072,000 in relation to the amount that would have corresponded if an extrapolated price had been applied. The result generated by such transaction was registered under the line “Net Income from Financial Instruments at Fair Value through Profit or Loss” in the Statement of Income.
▪Defendants: six Regular Directors and the three Regular Syndics of the Bank, three Regular Directors and the three Regular Syndics of Galicia Securities S.A.U. in office at the time of the facts, and five Regular Directors and the three Regular Syndics of INVIU S.A.U. in office at the time of the facts.
▪Status of the case: During the period, the pertinent answers to the charge have been presented; on the other hand, the Argentine Central Bank debited the amount of Ps. 28,837,892 voluntarily offered by the Entity as full compensation for the alleged damage and interest, without prejudice to the defense arguments, or recognition of facts or rights, a situation that has been notified to the CNV. On November 15, 2024, the opening of the proceedings was ordered, and the measures offered are currently in the process of production.
Financial Summary No. 1631 (BCRA File No. EX2024-00152644-GDEBCRA#BCRA).
▪Date of notification of the opening of the summary: October 23, 2024.
▪Imputation of Charges: alleged management and/or internal control failures and weaknesses of the financial institution in apparent violation of the provisions in: (i) certain sections of the Consolidated Text of the "Minimum Standards on Internal Controls for Financial Entities" and its complementary and amended provisions; (ii) certain provisions of the Orderly Text of the “Norms on Guidelines for Risk Management in Financial Institutions”, as supplemented and amended; and (iii) certain provisions of the Orderly Text of the “Norms on Guidelines for Corporate Governance in Financial Institutions”, and its complementary and amended provisions. This, based on the transactions carried out between February 19, 2024 and February 21, 2024 by the Bank and its related companies Galicia Securities S.A.U. and INVIU S.A.U. with the Dual Bond (TDE25) and the subsequent execution of the liquidity option (put).
▪Defendants: the Bank, seven directors, the General Manager, the former manager of the Financial Banking Area, the former manager of Trading & Global Markets, the former Trading Team Leader of the Trading & Global Markets Management and three traders of the Trading & Global Markets Management.
▪Status of the case: during the month of November, the corresponding disclosures have been presented by the Bank as well as to the Directors and the General Manager, with no further developments to date.
As of the date of preparation of these Consolidated Financial Statements, provisions have been made, the impact of which is registered in the line “Other Operating Expenses” in the Statement of Income, based on the opinion of our legal advisors, without excluding the possibility of changes in the situation that may occur in the future based on the progress of the case.
Penalties Imposed on Banco GGAL S.A. existing as of December 31, 2024
Summary No. 4774.
▪Date of notification of the opening of the summary proceeding: October 20, 2011.
▪Imputation of Charges: Alleged non-compliance with the provisions of BCRA Communication "A" 4359 due to discrepancies in real estate purchase transactions carried out by non-residents between the amounts received by the Entity and the amounts in the deeds.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 4 individuals.
▪Status of the Case: On April 6, 2017, the defendants were acquitted of all charges, and on May 18, 2017, the Court of Appeals upheld the acquittal. On July 13, 2017, the extraordinary appeal filed by the Prosecutor was granted. On October 29, 2024, the Supreme Court issued a ruling ordering the suspension of the extraordinary appeal due to the statute of limitations. Therefore, it returned the proceedings to the court of origin for review.
Summary No.1426.
▪Date of notification of the opening of the summary proceeding: February 2, 2015.
▪Imputation of Charges: The charge is for failure to comply with regulations governing the decentralization of information technology and information systems activities abroad, as well as failure to meet minimum management, implementation, and control requirements.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 7 individuals.
▪Status of the Case: On July 29, 2019, a fine of Ps.945,000 was imposed against the Bank and fines were imposed on the individuals. On March 26, 2021, the Court of Appeals revoked the fines imposed on the Bank and the individuals. The BCRA filed an extraordinary appeal against this ruling, which is pending resolution before the Supreme Court of Justice of the Nation.
Summary No.7539.
▪Date of notification of the opening of the summary proceeding: March 3, 2021.
▪Imputation of Charges: The Entity is charged with alleged non-compliance with the criminal exchange regime in connection with international transfers made by customers in 2019.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 3 individuals.
▪Status of the Case: On April 7, 2021, the Bank and the individuals answered to the defense. On December 9, 2024, the Court issued a judgment freely absolving the accused individuals of guilt and charges and declaring the Bank exempt from liability. Said sentence is not final, it could be appealed by the Public Prosecutor.
Summary No.8064.
▪Date of notification of the opening of the summary proceeding: August 29, 2023.
▪Imputation of Charges: The Bank is charged with alleged noncompliance with the criminal exchange regime in connection with international transfers made in 2020 by customers.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 4 individuals.
▪Status of the Case: On October 4, 2023, the Entity and individuals responded to the releases.
Summary UIF Expt. No.174/15.
▪Imputation of Charges: The entity is accused of alleged deficiencies in the Prevention Manual, in certain files and in some specific operations of former clients.
▪Defendants: Members of the Board of Directors at the date of the events.
▪Status of the Case: On November 17, 2020, the Entity was notified of Resolution UIF 47/20 in the framework of the summary 174/15 in which a fine of Ps.550 was imposed. On December 30, 2024 the Court of Appeals confirmed the fines imposed. As of the date of these financial statements, such resolution is not final. The Entity's management and its legal advisors consider that there would be no significant adverse equity effects that could result from the final outcome of such actions.
Summary CNV No.631/2014.
▪Imputation of Charges: The Bank is charged with alleged formal breaches in the corporate books of Financial Trust (the Bank in its capacity as trustee).
▪Defendants: Members of the Board of Directors and Syndics at the date of the events.
▪Status of the Case: On March 6, 2019, the Bank was notified of the Resolution of the CNV in the framework of the summary 631/2014 which imposes a fine of Ps.200 to be applied to the Bank. On March 11, 2021, the Court of Appeals revoked the fine and the CNV filed an extraordinary appeal against such ruling, which was rejected on August 13, 2021. CNV filed a complaint appeal before the Argentine Supreme Court of Justice. On December 17, 2020, the Entity was notified of the Resolution of the CNV in the framework of the summary 632/14 in which a fine of Ps.500 thousand was imposed to be applied to the Entity jointly and severally with the directors and trustees at the time of the facts. On December 21, 2021, the Court of Appeals confirmed the fine sanction and ordered the CNV to determine the amount since the fine that the CNV had taken as an aggravating element to sanction (fine of the summary 631/2014) was later revoked. The extraordinary appeal against the resolution of the Court of Appeals was rejected and the Entity filed on July 5, 2022 a complaint appeal before the Supreme Court of Justice of the Nation.
The Group considers that the resolution of these proceedings will not have significant impact on its equity.
52.7.    ISSUANCE OF DEBT SECURITIES
The issuance of debt securities is detailed in Notes 27 and 28.
52.8.    RESTRICTIONS FOR DIVIDEND DISTRIBUTION
Pursuant to Section 70 of the General Corporations Law, Grupo Financiero Galicia S.A. should transfer 5% of the net income for the year to the Legal Reserve until 20% of the capital stock is reached, plus the balance of the Capital Adjustment account.
With respect to Banco Galicia, Banco GGAL S.A. and Naranja Digital Compañía Financiera S.A.U., the Argentine Central Bank regulations require that 20% of the profits shown in the Income Statement at fiscal year-end, plus (or less), the adjustments made in previous fiscal years and, less, if any, the loss accumulated at previous fiscal year-end, be allocated to the legal reserve.
This proportion applies regardless of the ratio of the Legal Reserve fund to Capital Stock. Should the Legal Reserve be used to absorb losses, earnings shall be distributed only if the value of the Legal Reserve reaches 20% of the Capital Stock plus the Capital Adjustment.
The Argentine Central Bank sets rules for the conditions under which financial institutions can make distributions of profits. According to these rules, profits can be distributed as long as results of operations are positive after deducting not only the Reserves, which may be legally and statutory required, but also the following items from Retained Income: The difference between the carrying amount and the fair value of public sector assets and/or debt instruments issued by the Argentine Central Bank not valued at fair price, the amounts capitalized for lawsuits related to deposits and any unrecorded adjustments required by the external auditors or the Argentine Central Bank.
Moreover, in order that a financial institution be able to distribute profits, such institution must comply with the capital adequacy rule, i.e. with the calculation of minimum capital requirements and the regulatory capital.
For these purposes, this shall be done by deducting from its assets and Retained Income all the items mentioned in the paragraph above. Moreover, in such calculation, a financial institution shall not be able to compute the temporary reductions that affect minimum capital requirements, computable regulatory capital or its capital adequacy.
The Argentine Central Bank established that a capital conservation margin must be maintained in addition to the minimum capital requirement, equivalent to 3.5% of risk-weighted assets. Said margin must exclusively be integrated with level I, net of items deductibles. Income distribution will be limited when the level and composition of the institution’s Regulatory Capital puts said distribution within the range of the capital conservation margin.
The Argentine Central Bank provided that income distribution must be performed with its prior authorization.
The Argentine Central Bank established that, from 01.01.23 until 12.31.2, the financial institutions may distribute income for up to 40% of the accumulated income, with prior authorization by said Institution. In turn, said distribution must be in 6 equal, monthly and consecutive installments.
Communication "A" 7984 established that as from 01.01.24 and until 12.31.24, financial institutions authorized by the Argentine Central Bank may distribute profits in 6 equal, monthly and consecutive installments for up to 60% of the amount that would have corresponded if the rules on "Distribution of profits" had been applied.
Communication "A" 8214 established that until 12.31.25, financial institutions authorized by the Argentine Central Bank may distribute profits in 10 equal, monthly and consecutive installments (as from 06.30.25 and not before the penultimate business day of the following months) for up to 60% of the amount that would have corresponded if the rules on "Distribution of profits" had been applied.
Tarjeta Naranja S.A.U.’s Ordinary and Extraordinary Shareholders’ Meeting held on March 16, 2006, decided to set the maximum limit for the distribution of dividends at 25% of the realized and liquid profits of each fiscal year. This restriction shall remain in force as long as the company’s Shareholders’ Equity is below Ps.300,000 (Ps.112,666,306 in closing currency).
The Group may pay dividends to the extent that it has distributable retained earnings and distributable reserves calculated in accordance with the rules of the Argentine Central Bank. Therefore, retained earnings included in the consolidated financial statements may not be wholly distributable.
The Group has presented its local financial statements under these rules on February, 28 2025.
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.24
Share Capital	1,588,514
Additional paid in Capital	697,387,566
Adjustments to shareholders´ equity	1,777,901,786
Legal reserve	96,937,890
Distributable reserves	2,225,980,399
Non distributable reserves	39,461,498
Profit for the year	1,757,295,566
Total Shareholder’s equity under the rules of the Argentine Central Bank	6,596,553,219
The Board of Directors proposes that the profit for fiscal year, which as of December 31, 2024 amounts to Ps.1,618,596,208, be allocated to: (i) 5% to the constitution of the Legal Reserve; (ii) the payment of a cash dividend in an amount such that, adjusted for inflation, results in the sum of Ps.88,000,000; (iii) the payment of an additional cash dividend of Ps.$300,000,000 subject to the approval and conditions that Banco Galicia obtains from the BCRA, which may result in a different dividend amount; and (iv) the remaining balance to the constitution of a Special Discretionary Reserve for eventual dividend distribution.
52.9.    CAPITAL MANAGEMENT AND CORPORATE GOVERNANCE TRANSPARENCY POLICY
Grupo Financiero Galicia S.A.
Board of Directors
Grupo Financiero Galicia S.A.’s Board of Directors is the Company’s highest management body. It is made up of nine directors and three alternate directors, who must have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and to act with the loyalty and diligence of a good businessman.
As set out in its bylaws, the term of office for both directors and alternate directors is three (3) years; they are partially changed every year and may be reelected indefinitely.
The Company complies with the appropriate standards regarding total number of directors, as well as the number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt the number of directors to the possible changes in the conditions in which the Company carries out its activities, from three (3) to nine (9) directors.
The Board of Directors complies, in every relevant respect, with the recommendations included in the Code on Corporate Governance as Schedule IV to Title IV of the regulations issued by the National Securities Commission (Text amended in 2013).
Likewise, controls are carried out on the application of corporate governance policies defined by regulations in force, through the Executive Committee, the Nomination and Compensation Committee, the Audit Committee, the Disclosure Committee, and the Ethics, Conduct and Integrity Committee. The Committees periodically reports to the Board of Directors, who becomes aware of the decisions of each Committee, and the relevant matters are recorded in the Minutes of their meetings.
Executive Committee
In July 2018, Grupo Financiero Galicia S.A.’s Board of Directors approved the creation of the Executive Committee, along with its governing rules and regulations. It is made up of five directors, and the purpose of its creation is to contribute to the conduction of the Company’s ordinary business and the efficient performance of the Board of Directors’ duties.
Nominations and Compensation Committee
The objective behind the creation of this Committee is to facilitate the analysis and monitoring of several issues based on good corporate governance practices; it is composed of five directors, two of them independent.
Its main duty is to support the Company’s Board of Directors in preparing the candidates appointment proposal to occupy positions on said Board of Directors.
Audit Committee
The Audit Committee set by Capital Markets Law No. 26831 and the CNV’s regulations is formed by three directors, two of whom are independent, and meets the requirements set out in U.S. Sarbanes-Oxley Act.
Such Committee’s mission is to provide the Board of Directors with assistance in overseeing the financial statements, as well as in the task of controlling Grupo Financiero Galicia and its subsidiaries.
Committee for Information Integrity
The Committee for Information Integrity was created in compliance with the recommendations of U.S. Sarbanes Oxley Act, and is made up of the General Manager, the Administrative and Finance Manager and two supervisors of the Administrative and Finance Division.
Its most important duties are monitoring the Company’s internal controls, reviewing the financial statements and other information published, preparing Board of Directors’ reports with the activities carried out by the Committee. Its operation has been adapted to local laws and it currently performs important administrative and reporting duties, which are used by the Board of Directors and the Audit Committee, contributing to the transparency of the information provided to markets.
Ethics, Conduct and Integrity Committee
The objective behind the Ethics, Conduct and Integrity Committee is to promote compliance with standards, principles of good conduct, and the Code of Ethics.
Basic Holding Structure
Grupo Financiero Galicia S.A. is a company whose sole purpose is to conduct financial and investment activities as per Section 31 of the General Corporations Law. That is to say, it is a holding company whose activity involves managing its equity investments, assets and resources.
Therefore, Grupo Financiero Galicia S.A. directly and indirectly holds those equity interests in companies that carry out activities defined as non-supplementary.
Grupo Financiero Galicia S.A. has a reduced structure due to its nature as holding company of a group of financial services. Accordingly, certain typical organizational aspects of large operating companies are not applicable thereto.
To conclude, one should note that Grupo Financiero Galicia S.A. is under the control of a pure holding company, EBA Holding S.A., which has the number of votes necessary to hold the majority of votes at the Shareholders’ Meetings, although it does not have any managerial functions over the former.
Compensation Systems
Directors’ compensation is defined by the General Shareholders’ Meeting and is fixed within the limits established by law and the corporate bylaws.
The Audit Committee expresses its opinion on whether compensation proposals for Directors are reasonable, taking into consideration market standards.
Business Conduct Policy
The Company has consistently shown respect for the rights of its shareholders, reliability and accuracy in the information provided, transparency as to its policies and decisions, and caution with regard to the disclosure of strategic business issues.
Code of Ethics
Grupo Financiero Galicia S.A. has a Code of Ethics formally approved that guides its policies and activities. It considers business objectivity and conflict-of-interests related-aspects, and how the employee should act upon identifying a breach of the Code of Ethics.
Banco de Galicia y Buenos Aires S.A.U.
Banco Galicia’s Board of Directors is the Company’s highest management body. As of the date of preparation of these consolidated financial statements, it is made up of seven directors and four alternate directors, who have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and act with the loyalty and diligence of a good businessman.
Banco Galicia complies with the appropriate standards regarding total number of directors, as well as number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt from three (3) to nine (9) directors to the possible changes in the conditions in which the Bank carries out its activities.
The General Shareholders’ Meeting has the power to establish the number of directors, both independent and non-independent ones, and appoint them. Out of the seven directors, one of them is independent. In addition, two of the alternate directors are independent. The independence concept is defined in the regulations set forth by the CNV and the Argentine Central Bank regulations.
As regards prevention of conflicts of interest, the provisions set forth in the General Corporations Law and the Capital Markets Law are applicable.
As set out in the bylaws, the term of office for both directors and alternate directors is three years; two thirds of them (or a fraction of at least three) are changed every year and may be reelected indefinitely.
The Board of Directors’ meeting is held at least once a week and when required by any director. The Board of Directors is responsible for the Bank’s general management and makes all the necessary decisions to such end. The Board of Directors’ members also take part, to a greater or lesser extent, in the commissions and committees created. Therefore, they are continuously informed about the Bank’s course of business and become aware of the decisions made by such bodies, which are transcribed into minutes.
Additionally, the Board of Directors receives a monthly report prepared by the General Manager, the purpose of which is to report the material issues and events addressed at the different meetings held between the General Manager and Senior Management. The Board of Directors becomes aware of such reports, as evidenced in the minutes.
In connection with directors’ training and development, the Bank has a program, which is reviewed every nine months, whereby they regularly attend courses and seminars of different kinds and subjects.
According to the activities carried out by the Bank, effective laws and corporate strategies, the following committees have been created to achieve an effective control over all activities performed by the Bank:
•Risk and Capital Allocation Committee
It is in charge of approving and analyzing capital allocation, establishing risk policies and monitoring the Bank’s risk.
•High Credit Committee
This committee’s function is to approve and sign credit ratings and grant transactions related to high-risk groups and customers, i.e., greater than 2.5% of the Bank’s individual Computable Regulatory Capital, clients included in Communication "A" 2373 of Credit Graduation or its modifications, clients of the public sector whose risk level exceeds 0.05% of the individual RPC of the Bank, loans to financial institutions (local or foreign) and related customers, in which case two thirds of the Board of Directors is required to participate.
•Low Credit Committee
This committee’s function is to approve and sign the credit ratings and grant transactions related to medium-risk groups and customers, equal to amounts greater than 1% of the Bank’s individual Computable Regulatory Capital.
•Asset and Liability Management Committee
It is in charge of analyzing the fundraising and its placement in different assets, the follow-up and control of liquidity, interest-rate and currency mismatches, and management thereof.
•Information Technology Committee
This Committee is in charge of supervising and approving the development plans of new systems and their budgets, as well as supervising these systems’ budget control. It is also responsible for approving the general design of the systems’ structure, the main processes thereof and the systems implemented, as well as monitoring the quality of the Bank’s systems, within the policies established by the Board of Directors.
•Audit Committee
The Audit Committee is responsible for helping the Board of Directors, in performing the control function of the Bank and its controlled companies and the companies in which it owns a stake, in order to fairly ensure the following objectives:
•Effectiveness and efficiency of operations;
•Reliability of the accounting information;
•Compliance with applicable laws and regulations; and
•Compliance with the goals and strategy set by the Board of Directors.
•Committee for the Control and Prevention of Money Laundering and Funding of Terrorist Activities (CPLA/FT, as per its initials in Spanish)
It is in charge of planning, coordinating, and ensuring compliance with the policies on anti-money laundering and funding of terrorist activities set and approved by the Board of Directors.
•Committee for Information Integrity
It is in charge of encouraging compliance with the provisions of Sarbanes-Oxley (2002).
•Human Resources and Governance Committee
It is in charge of presenting the succession of the General Manager and Division Managers, analyzing and establishing the General Manager’s and Division Managers’ compensation, and monitoring the performance matrix of Department and Division Managers.
•Performance Reporting Committee
It is in charge of monitoring the performance and results of operations and evaluating the macro situation.
•Liquidity Crisis Committee
It is in charge of evaluating the situation upon facing a liquidity crisis and deciding the steps to be implemented to tackle it.
•Compliance Committee
It is in charge of instilling respect for Banco Galicia’s rules, code of conduct and ethics, and mitigating the compliance risk, by defining policies and establishing controls and reports in the best interests of the Bank and its employees, shareholders, and customers.
•Committee for the Protection of Users of Financial Services
It is responsible for following up on the activities developed by Banco Galicia’s management involved in user protection internal processes to ensure adequate compliance with legal and regulatory standards.
The Bank considers the General Manager and Division Management reporting to the General Manager as Senior Management. These are detailed as follows:
•Retail Banking Division
•Wholesale Banking Division
•Financial Banking Division
•Products and Technology Division
•People Division
•Risk Division
•Finance and Strategic Planning Division
Senior Management’s main duties are as follows:
•Ensure that the Bank’s activities are consistent with the business strategy, the policies approved by the Board of Directors and the risks to be assumed.
•Implement the necessary policies, procedures, processes and controls to manage operations and risks cautiously, meet the strategic goals set by the Board of Directors and ensure that the latter receives material, full and timely information so that it may assess management and analyze whether the responsibilities assigned are effectively fulfilled.
•Monitor the managers from different divisions, in line with the policies and procedures set by the Board of Directors and establish an effective internal control system.
Basic Holding Structure
The Bank’s majority shareholder is Grupo Financiero Galicia S.A., which has full control of its shares and votes. In turn, the Bank holds equity investments in supplementary companies as shareholders of the parent, as well as non-controlling interests in companies whose controlling company is its own shareholders of the parent. From a business point of view, this structure allows the Bank to take advantage of significant synergies that guarantee the loyalty of its customers and additional businesses. All business relationships with these companies, whether permanent or occasional in nature, are fostered under the normal and usual market conditions and this is true when the Bank holds either a majority or minority interest.
Business Conduct Policy and/or Code of Ethics
The Bank has a formally approved Code of Ethics that guides its practices and activities. It considers aspects related to objectivity, transparency and honesty in business, and contains guidelines on how the employee should act in the event of non-compliance with it or with our internal policies, giving intervention to the Conduct Committee.
Information Related to Personnel Economic Incentive Practices
The Human Resources and Governance Committee, composed of two (2) Directors, the General Manager and the Organizational Development and Human Resources Division Manager, is in charge of establishing the compensation policy for Banco Galicia’s personnel.
It is the policy of Banco Galicia to manage the full compensation of its personnel based on the principles of fairness, meritocracy, and justice, within the framework of the legal regulations in force.
The aim of this policy is to provide an objective and fair basis, through the design and implementation of tools for the management of the fixed and variable compensation paid to each employee, based on the scope and complexity of each position’s responsibilities, individual performance with regard to compliance thereof, contribution to the Bank’s results and conformity to market values, with the purpose of:
•Attracting and creating loyalty with regard to quality personnel suitable for the achievement of the business strategy and goals.
•Being an individual motivation means.
•Easing the decentralized management of compensation administration.
•Allowing the effective budget control of personnel costs.
•Guaranteeing the internal fairness in order to monitor and ensure both external and internal fairness with regard to the payment of fixed and variable compensation. The Compensation and People Analytics area uses and puts at the disposal of the Senior Management and the Human Resources Committee market surveys published by consulting firms specialized in compensation issues, pursuant to the market positioning policies defined by the management division for the different corporate levels.
With the purpose of gearing individuals towards the achievement of attainable results that contribute to the global performance of the Bank/Area, and to the increase in motivation for the common attainment of goals, differentiating individual contribution, Banco Galicia has different variable compensation systems:
1)Business Incentives and/or Incentives through Commissions system for business areas.
2)Annual Bonus System for management levels, officers and the rest of the employees who are not included in the business incentives system. The annual bonus is determined based on individual performance and the Bank’s results and is paid in the first quarter of the next fiscal year. To determine the variable compensation for the Senior Management and Middle Management, the Bank uses the Management Performance Assessment System. This system has been designed including both qualitative and quantitative KPI (Key Performance Indicators). Criteria are all quantitative, and built considering at least three characteristics:
a)Results.
b)Business volume or size.
c)Projections: Indicators that protect the business for the future (For example: Quality, internal and external customer satisfaction, risk coverage, work environment, etc.).
The significance or impact of each of them is monitored and adjusted yearly pursuant to the strategy approved by the Board of Directors.
The interaction among these three aspects seeks to make incentives related to results and growth consistent with the risk thresholds determined by the Board of Directors. In turn, there is no deferred payment of variable compensation subject to the occurrence of future events or in the long term, taking into consideration that the business environment in the Argentine financial system is characterized by being mainly transactional, with lending and borrowing transactions with a very short seasoning term.
Annual budget and management control – the latter carried out monthly in a general manner and quarterly in a more detailed manner—include different risk ratios, including the ratio between compensation and risks undertaken. Variable compensation is only paid in cash. There are no share-based payments. Every change to this policy is submitted to Banco de Galicia y Buenos Aires S.A.’s Human Resources Committee for its consideration.
Banco GGAL S.A.
Board of Directors
The Bank is managed and administered by a Board of Directors composed of not less than three (3) nor more than seven (7) regular members, who are elected by the Stockholders' Meeting, which establishes their number for each fiscal year. The Board of Directors also elects alternate members, whose number may be equal to or less than that of the regular members.
The Board of Directors has the broadest powers and attributions for the management, organization and administration of the Bank, with no other limitations than those resulting from the legislation in force and the Bylaws. The Shareholders' Meeting approves the management of the Board of Directors and fixes the directors' fees at the time of approval of the annual financial statements. Directors serve for one fiscal year, and may be reelected indefinitely, as decided by the Shareholders' Meeting. The term of office of each director is understood to be extended until the day on which he/she is reelected or his/her replacement is appointed. The Board of Directors meets validly with the absolute majority of its members and resolves by a majority of the members present.
As of December 31, 2024, the Board of Directors is composed of five (5): three (3) Regular Directors and two (2) Alternate Directors, appointed by the Ordinary and Extraordinary General Shareholders' Meeting held on December 6, 2024 and the Board of Directors' meeting for distribution and acceptance of positions held on the same date.
As of the date of issuance of the Financial Statements, the working committees and commissions operating in the Bank are as follows:
•Audit Committee
•Anti-Money Laundering and Terrorism Financing Committee
•Risk Management Committee
•Governance, Technology and Information Security Committee
•Stress Testing Committee
•Treasury Product Valuation Committee
•Customer Experience Committee
•Assets and Liabilities Committee
•Legal and Compliance Working Group
The Bank informs that the Senior Management is composed of:
•General Manager
•Retail Banking
•Wholesale Banking
•Treasury and Markets
•Operations, Services and Technology
•Internal Audit
•Administration and Finance
•Risk and Regulatory Compliance
•Human Resources
•Legal Matters
•Corporate Planning and Sustainability
•Internal and External Communications
Basic Holding Structure
The Bank's total authorized and issued capital stock amounts to Ps.1,244,126 and is divided into two classes of shares, Class “A” and “B”, all of which are common shares with a par value of Ps.1, of which 852,117,003 shares are Class “A” shares and 392,008,586 shares are Class “B” shares.
Each Class “A” share entitles the holder to one vote, and each Class “B” share entitles the holder to five votes. Class “B” shares may be converted into Class “A” shares in accordance with article 7 of the Bank's bylaws. The two classes of shares have identical rights in all other respects. The Bank's bylaws authorize the issuance of preferred shares, but no preferred shares have been issued to date.
Code of Ethics
The Bank has a Code of Conduct that sets out the ethical principles and rules that must govern the actions of its officers and employees, always within the framework of compliance with the regulations governing banking activities. The Code of Conduct establishes high standards of personal integrity to which all members of the Bank must adhere, both in the conduct of the Bank's business and in personal and financial matters. These standards will govern acts of competition, the prevention of corruption and other illegal or unethical practices.
The Code of Conduct is published on the corporate intranet, updated annually and approved by the Board of Directors. All employees are required to read the Code of Conduct annually to confirm that they have read any changes.
Conflicts of Interest
The Bank has established procedures to identify and manage conflicts of interest. These procedures include organizational and administrative provisions to protect the interests of clients. The procedures are designed to identify and manage the various types of conflicts of interest that may arise. The conflict of interest policy is communicated to all employees and is included in the Code of Conduct, which is available to all employees on the Bank's intranet.
In addition, the Board of Directors approves the document entitled "Memorandum for Directors", which includes a section entitled "Conflicts of Interest" describing the process for reporting and approving conflicts or potential conflicts of interest of directors.
Qualitative information
Information on its economic incentive practices for employees:
(a) Information on the decision-making process used to determine the incentive policy.
Description, composition and responsibilities of the bodies that oversee compensation.
Compensation and incentive initiatives and policies, as well as succession plans, subject to review by the Board, as follows:
•Reviews and provides input on human resources policies, initiatives, actions and implementation plans, including compensation and incentive policies.
•Drives major human resources-related programs and decisions, and provides support and guidance to the HR function in the execution and management of these programs.
•Provides feedback, approval (where appropriate) and common criteria on strategic goals and priorities for Human Resources. This forum is an integral part of human resources governance as it provides a structured way to measure internal customer feedback and satisfaction with services, ensure alignment between business and strategy, and foster collaboration with key stakeholders.
•Reviews and approves results and changes to fixed and variable compensation models.
b) Key features of the system design:
Information on the design and structure of the compensation processes:
Proposed salary actions are approved by the Head of each Business/Support Unit and the Human Resources Manager and submitted to the Board of Directors for validation.
Any such action must be included in the annual budget established the previous year. Human Resources Management is responsible for the application of the Bank's compensation policy, while Internal Audit Management monitors compliance.
Total compensation is managed in line with market trends and employee performance. It is important to note that almost all of the Bank's employees are covered by collective bargaining agreements and are therefore subject to salary negotiations.
The Company's compensation practices include a variable component. The main variable schemes are: a) RBWM IF, paid quarterly, bonus scheme corresponding to the commercial and administrative platform working in the retail banking branch network, and b) General Bonus, paid annually, for the rest of the Bank's effective population.
For certain functions considered to be significant risk takers, a percentage of the variable compensation is paid in the form of restricted shares with deferred vesting.
The average ratio between fixed and variable compensation varies according to the hierarchical level, the plan and the budget defined for each period.
Description of the measures by which current and future risks are taken into account in the compensation process:
At the Bank, risk appetite describes the amount and type of risk the Bank is prepared to take in the execution of its strategy, with the objective of ensuring that the underlying business activity is prudently managed and controlled. Risks should be commensurate with returns: returns should be commensurate with the risks taken and in line with strategic plans and risk management policies.
Risk appetite is set in the context of how the bank defines and measures different types of risk. The RAS feeds into the Control Panel, which is taken into account in the analysis of variable compensation for the relevant period.
In addition, to ensure that compensation is aligned with business strategy, performance measurement takes into account not only annual but also long-term objectives and full compliance with the Bank's values.
Description of the ways in which the Bank seeks to link performance over the performance period to pay levels:
An employee's variable compensation is determined based on the following:
1.Company performance: the measurement of profit before tax (which includes provisions) is one of the main indicators,
2.Performance of the Business/Support Unit to which the employee belongs,
3.Individual performance, measured through a dashboard of financial and non-financial objectives, including compliance with the Bank's internal rules and applicable laws,
4.Comparison with market compensation levels, and
5.The allocated budget.
The measurement of the achievement of objectives is used to evaluate both individual and business unit/support unit performance and, consequently, affects the determination of variable compensation. In addition, any violation or non-compliance with rules or behavior that is not in line with the Bank's values is also taken into account in the evaluation and determination of variable compensation.
Bonuses are determined on the basis of actual results achieved and previously verified in accounting terms, including the write-off of provisions, and there is no guaranteed minimum.
Description of the different forms of variable remuneration used by the Bank and the justification for their use:
The Bank uses cash and deferred shares as forms of variable compensation. The combination of cash and shares only applies to employees defined as MRTS (Material Risk Takers).
Gender policies and practices implemented
The Group's Diversity strategy is made up of 2 lines of work: gender and disability.
This strategy has as its main objective the search for representation of women at all levels of the organization and the hiring of people with disabilities.
The Group uses the main initiatives, guidelines, standards and international certifications on gender as a guide; United Nations Global Compact; UNEP FI Principles for Responsible Banking (PRB); United Nations Women's Empowerment Principles (WEPs).
The Group's Diversity strategy is composed of 5 work areas: (i) Gender, (ii) Disability, (iii) Generations, (iv) Socioeconomic Vulnerability and (v) Sexual diversity, which each company addresses according to the particularities of its own culture and problems in greater or lesser depth.
The main objective of this strategy is to:
•Promote and guarantee equal opportunities and the strategic role of women in business,
•promote an integration that respects gender equity in its subsidiaries, both in the Board of Directors and in the Supervisory Committee,
•favor and promote the inclusion and job training of people with disabilities,
•favor and promote training for the first job of young people from socioeconomically vulnerable households,
•generate initiatives to favor the adaptation of the people working in the Group to the new needs of the market and to prevent the generation of situations of Ageism, and
•promoting respect for sexual, affective and gender diversity, inclusion and non-discrimination of LGBTIQ+ people.
As of December 31, 2024, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	14	2	14%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	183	59	32%
Rest of collaborators	8,980	4,453	50%
Total	9,183	4,515	49%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.